Uncertainty due to changes in domestic and global economic conditions (Tables)	12 Months Ended
Dec. 31, 2021
Uncertainty due to changes in domestic and global economic conditions [Abstract]
Uncertainty due to changes in domestic and global economic conditions

(a)	Shinhan Bank

	2020
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art-related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	120,854	3,445,269	685,336	244,036	95,240	1,763,741	112,647	6,467,123
Securities at fair value through profit or loss		—	—	3,088	—	—	3,060	—	6,148
Securities at fair value through other comprehensive income		52,878	2,611	224,894	—	6,539	9,797	—	296,719
Off-balance accounts		404,767	289,948	3,058,516	9,630	111,266	938,705	60,171	4,873,003

	~~W~~	578,499	3,737,828	3,971,834	253,666	213,045	2,715,303	172,818	11,642,993

	2021
	Airlift passenger		Lodging	Oil/ petroleum refinery	Art-related	Movie theater	Clothing manufacturing	Travel	Total
Loans at amortized cost	~~W~~	164,904	3,314,684	937,385	219,859	86,241	2,082,545	92,152	6,897,770
Securities at fair value through profit or loss		—	—	29,911	—	—	—	2,737	32,648
Securities at fair value through other comprehensive income		114,158	18,142	264,343	—	7,123	10,678	—	414,444
Off-balance accounts		364,351	323,638	2,650,311	20,196	91,622	982,026	37,941	4,470,085

	~~W~~	643,413	3,656,464	3,881,950	240,055	184,986	3,075,249	132,830	11,814,947

(b)	Shinhan Card Co., Ltd.

	2020
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	357,589	142,252	283,150	782,991
Total Exposure		702,124		—	702,124

	2021
	Retails
	Credit sales		Short term card loan	Long term card loan	Total
Loans at amortized cost	~~W~~	371,197	152,838	387,318	911,353
Total Exposure		814,598		—	814,598

(c)	Jeju Bank

	2020
	Lodging		Manufacturing	Retail	Construction industry	Leisure related service industry	Transportation business	Etc	Total
Loans at amortized cost	~~W~~	599,875	30,095	517,843	85,640	57,677	29,679	92,373	1,413,182
Off-balance accounts		20,658	563	18,691	7,100	1,053	2,103	3,082	53,250

	~~W~~	620,533	30,658	536,534	92,740	58,730	31,782	95,455	1,466,432

	2021
	Airlift passenger		Lodging	Art-related	Movie theater	Leisure related service industry	Bus business	Bath business	Youth training facilities business	Total
Loans at amortized cost	~~W~~	—	295,664	4,161	596	25,432	7,535	17,089	5,466	355,943
Off-balance accounts		4	5,439	161	4	991	197	538	6	7,340

	~~W~~	4	301,103	4,322	600	26,423	7,732	17,627	5,472	363,283

(a)	Shinhan Bank

	2020		2021
Moratorium of interest payments	~~W~~	242,794	224,449
Moratorium of repayment in installments		1,067,502	1,342,366
Moratorium of interest payments and moratorium of repayment in installments		80,581	65,773

	~~W~~	1,390,877	1,632,588

(b)	Jeju Bank

	2020		2021
Moratorium of interest payments	~~W~~	629	348
Moratorium of repayment in installments		328,055	276,193

	~~W~~	328,684	276,541